Taxation - Unrecognised deferred tax assets (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross value of tax losses which has not been recognised	£ 674	£ 708
Unrecognised deferred tax assets	169	178
Capital losses – indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	98	105
Trading losses – indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	25	23
Trading and capital losses – expiry dates up to 2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	£ 46	£ 50